Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 22, 2021
Registrant Name	dei_EntityRegistrantName	American Century Variable Portfolios, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000814680
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 22, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A